Restructuring and Other Charges - Restructuring Charges By Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	$ 21.2	$ 11.6	$ 53.2
Severance
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	21.2	11.6	50.1
Severance | North America Segment
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	10.6	4.1	42.8
Severance | Asia Pacific Segment
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	1.2	0.4	2.0
Severance | EMEA Segment
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	3.8	0.5	1.2
Severance | Latin America Segment
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	5.6	6.6	4.1
Other
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	0.0	0.0	3.1
Other | North America Segment
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	0.0	0.0	2.0
Other | Asia Pacific Segment
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	0.0	0.0	0.6
Other | EMEA Segment
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	$ 0.0	$ 0.0	$ 0.5